NOTES PAYABLE	Dec. 31, 2021
Nine-months Ended September 30
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE

As of September 30, 2022, the Company had the following:

Unsecured debt with shareholders of the Company, no due date, 0% interest,	866
Unsecured debt, due 2/15/23, 10% interest, default interest at 16%.	93,174

TOTAL	$94,040

As of September 30, 2022, the Company has an outstanding total of $15,447 in interest accrued for the above notes.

Year Ended December 31
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

As of December 31, 2021, the Company had the following:

Unsecured debt with shareholders of the Company, no due date, 0% interest,	866

Unsecured debt with shareholders of the Company, no due date, 8% interest,	170,000

TOTAL	$170,866

As of December 31, 2021, the Company has an outstanding total of $14,118 in interest accrued for the above note.